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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-21163


                       Pioneer Protected Principal Plus Fund II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30, 2003


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                     PIONEER
                             -----------------------
                                    PROTECTED
                                 PRINCIPAL PLUS
                                     FUND II

                                   Semiannual
                                     Report

                                     6/30/03

                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                                                      1

Schedule of Investments                                                        3

Financial Statements                                                           4

Notes to Financial Statements                                                 10

Trustees, Officers and Service Providers                                      17

Retirement Plans from Pioneer                                                 18

Programs and Services for Pioneer Shareowners                                 20

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 6/30/03
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

We're happy to present the first shareowner report for Pioneer Protected Principal Plus Fund II, covering the brief period from the Fund's inception on March 3, 2003, through June 30, 2003. The introduction of this innovative fund, designed to provide capital preservation and the opportunity for limited participation in potential equity market upturns, underscores Pioneer's history of developing products to meet investor needs throughout market cycles.

In recent years, volatility in the equity markets has presented a dilemma for investors: how to build a portfolio that, at best, has the opportunity to grow over time and, at worst, can protect principal in falling markets while still achieving a minimal return. Pioneer Protected Principal Plus Fund II was created to address these two seemingly incompatible goals. During the Guarantee Period, the Fund invests in a combination of zero-coupon U.S. government bonds and large-cap U.S. equities - the latter through the purchase of shares in Pioneer's flagship large-cap equity mutual fund, Pioneer Fund, managed by portfolio manager John A. Carey and assistant manager Walter Hunnewell, Jr. Pioneer's fixed-income team, led by Kenneth J. Taubes, manages the bond component of the Fund.

The allocation of assets between the fixed-income and equity components depends on a variety of factors, including, but not limited to, the prevailing level of interest rates, equity market volatility, the market value of Fund assets and the guarantee maturity date. However, investors who remain invested in the Fund for the full seven-year Guarantee Period and reinvest all Fund distributions are assured that they will receive a minimum cumulative increase of 14% for Class A shares.* This guarantee is backed by Ambac Assurance Corporation, a well-established financial institution.

The basic Fund structure is defined by three phases: Offering Period, Guarantee Period and Post-Guarantee Period. The Offering Period for the Fund closed on May 30, 2003. During this period, the Fund raised more than $160 million in capital and invested in short-term debt instruments. The Fund's Guarantee Period began on June 13, 2003, and will stay in effect until June 4, 2010. At the beginning of the Guarantee Period, the Fund began investing in shares of Pioneer Fund and in zero-coupon U.S. government bonds. Because of prevailing low interest rates, at June 30, 2003, the Fund was predominantly invested in fixed-income securities (approximately 85% at June 30, 2003), with equity exposure at the end of the period of approximately 15%.

A long history of serving investors

This year, 2003, marks the 75th anniversary of the establishment of Pioneer Fund and Pioneer's founding. When we first opened for business in 1928, Calvin Coolidge was President and there were 48 states, not 50. At 120 million people, the U.S. population was less than half its current size. The nation's economic output, now measured in trillions of dollars, stood then at $97 billion. Both the depression of the 1930s and World War II lay in the future, as did the post-war economic resurgence and the baby boom. Other wars followed, in Korea, Vietnam and the Persian Gulf, interspersed with recessions, recoveries and the inevitable market cycles.

Pioneer has been serving investors for about one-third of our nation's history. As one of the companies that created the mutual fund industry, we were among the first to make a professionally managed, diversified stock portfolio available to individual investors,

*8.75% for Class B and C shares, minus any sales charges.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 6/30/03                                    (continued)
--------------------------------------------------------------------------------

conveniently and at low cost. Today, we offer dozens of investment choices along with retirement programs for individuals and businesses. Our funds are designed to suit investors whose comfort levels vary widely, whether their goals are immediate income, long-term growth or some combination of the two.

Like the country, Pioneer has grown tremendously since the 1920s. Two years ago, we became a subsidiary of UniCredito Italiano S.p.A., one of Europe's largest and most successful banking groups. As a result, our ability to serve our shareowners now includes access to global asset management expertise with multinational operations and a significant presence in eight countries. Pioneer Global Asset Management S.p.A. and its subsidiaries manage approximately $127.3 billion (as of June 30, 2003) under the name Pioneer Investments - including $28 billion in the United States.

We credit this impressive growth to three key factors. First, our investment approach has always relied on solid, fundamental research into the companies we invest in. Second, we consistently adhere to our core principle of looking for the most attractively valued securities. Finally, we owe our success in large measure to the thousands of investment professionals who recommend Pioneer funds to their clients. These professionals know that mutual funds built around Pioneer's disciplined, research-based approach may be appropriate for many investors. In our next report to you, the Fund's Annual Report covering the period from the Fund's inception through the end of 2003, you'll hear from your Fund's portfolio managers about how the Fund is performing. We'll also discuss how the portfolio is being structured to help meet Fund objectives.

All of us at Pioneer thank you for your confidence in us.

Respectfully,


/s/ Osbert M. Hood

Osbert M. Hood
Pioneer Investment Management, Inc.

The preceding information is the opinion of Fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

*The Fund's 14% minimum cumulative increase applies to Class A shares only (after sales charges). Class B and Class C shares each offer a minimum cumulative increase of 8.75% (Class B on entire purchase amount and Class C on amount after sales charge). Due to an insurance policy and financial guarantee fee, the Fund's expenses are higher than those of most other mutual funds. Fund shares cannot be redeemed for the guaranteed amount unless they are held until the maturity date at the end of the seven-year guarantee period and all distributions are reinvested. The guaranteed amount could be reduced if certain events occur, such as the insolvency of Ambac Assurance Corporation.

The Fund may underperform the general equity markets due to its allocation of all or a significant portion of assets to U.S. government securities. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                    Value
                    MUTUAL FUND - 15.1%
     716,761        Pioneer Fund Class Y+                          $ 23,667,455
                                                                   ------------
                    TOTAL MUTUAL FUND
                    (cost $24,083,176)                             $ 23,667,455
                                                                   ------------
Principal
Amount              US GOVERNMENT OBLIGATION - 84.9%
                    Government - 84.9%
$164,900,000        US Treasury Strip, Zero Coupon Bond, 5/15/10   $132,577,621
                                                                   ------------
                    TOTAL US GOVERNMENT OBLIGATION
                    (cost $136,283,417)                            $132,577,621
                                                                   ------------
                    TOTAL INVESTMENT IN SECURITIES - 100.0%
                    (cost $160,366,593)(a)                         $156,245,076
                                                                   ============

+   Investment deemed to be an affiliate of the Fund.

(a) At June 30, 2003, the net unrealized loss on investments based on cost for federal income tax purposes of
    $160,366,593 was as follows: Aggregate gross unrealized gain for all investments in which there is an excess of value
    over tax cost                                                  $         --

    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                        (4,121,517)
                                                                   ------------
    Net unrealized loss                                            $ (4,121,517)
                                                                   ============

    Purchases and sales of securities (excluding temporary cash investments) for the period ended June 30, 2003 aggregated $164,726,303 and $4,433,000, respectively.


The accompanying notes are an integral part of these financial statements.     3

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
BALANCE SHEET 6/30/03 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
   Investment in securities of unaffiliated issuers, at value
    (cost $160,366,593)                                                   $132,577,621
   Investment in securities of affiliated issuers (cost $24,083,17?)        23,667,455
   Cash                                                                      3,369,569
   Receivables -
    Investment securities sold                                               3,154,000
   Prepaid expenses                                                             87,824
                                                                          ------------
      Total assets                                                        $162,856,469
                                                                          ------------
LIABILITIES:
   Payables -
    Investment securities purchased                                       $  4,376,124
    Fund shares repurchased                                                     62,835
   Due to affiliates                                                           203,504
   Accrued expenses                                                              7,093
   Financial warranty fee                                                       63,280
                                                                          ------------
      Total liabilities                                                   $  4,712,836
                                                                          ------------
NET ASSETS:
   Paid-in capital                                                        $162,367,250
   Accumulated net investment loss                                             (24,973)
   Accumulated net realized loss on investments                                (77,127)
   Net unrealized loss on investments                                       (4,121,517)
                                                                          ------------
      Total net assets                                                    $158,143,633
                                                                          ============
NET ASSET VALUE PER SHARES:
(Unlimited number of shares authorized)
   Class A (based on $52,324,917/5,367,413 shares)                        $       9.75
                                                                          ============
   Class B (based on $71,742,982/7,369,068 shares)                        $       9.74
                                                                          ============
   Class C (based on $34,075,734/3,499,760 shares)                        $       9.74
                                                                          ============
MAXIMUM OFFERING PRICE:
   Class A ($9.75 [divided by] 94.25%)                                    $      10.34
                                                                          ============
   Class C ($9.74 [divided by] 99.00%)                                    $       9.84
                                                                          ============


4     The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Period from 3/3/03 (Commencement of Operations) to 6/30/03

INVESTMENT INCOME:
  Dividends from affiliated issuers                            $ 93,304
  Interest from unaffiliated issuers                            367,393
                                                               --------
    Total investment income                                                 $   460,697
                                                                            -----------
EXPENSES:
  Management fees                                              $100,769
  Transfer agent fees
   Class A                                                       15,616
   Class B                                                       24,284
   Class C                                                        9,222
  Distribution fees
   Class A                                                       21,805
   Class B                                                      129,315
   Class C                                                       59,982
  Administrative fees                                             7,100
  Custodian fees                                                  7,593
  Registration fees                                               8,558
  Professional fees                                              26,379
  Printing                                                       11,633
  Fees and expenses of nonaffiliated trustees                     1,065
  Financial warranty fee                                         63,280
                                                               --------
    Total expenses                                                          $   486,601
    Less fees paid indirectly                                                      (931)
                                                                            -----------
    Net expenses                                                            $   485,670
                                                                            -----------
     Net investment loss                                                    $   (24,973)
                                                                            -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments from affiliated issuers                  $   (77,127)
  Change in net unrealized loss on investments                               (4,121,517)
                                                                            -----------
   Net loss on investments                                                   (4,198,644)
                                                                            -----------
   Net decrease in net assets resulting from operations                     $(4,223,617)
                                                                            ===========


The accompanying notes are an integral part of these financial statements.     5

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Period from 3/3/03 (Commencement of Operations) to 6/30/03

                                                                              3/3/03
                                                                                to
                                                                             6/30/03
                                                                           (unaudited)
FROM OPERATIONS:
Net investment loss                                                       $    (24,973)
Net realized loss on investments                                               (77,127)
Change in net unrealized loss on investments                                (4,121,517)
                                                                          ------------
  Net decrease in net assets resulting from operations                    $ (4,223,617)
                                                                          ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                          $163,540,187
Cost of shares repurchased                                                  (1,172,967)
                                                                          ------------
  Net increase in net assets resulting from Fund share transactions       $162,367,220
                                                                          ------------
  Net increase in net assets                                              $158,143,603
NET ASSETS:
Beginning of period (initial capitalization -- 3 shares)                            30
                                                                          ------------
End of period (including accumulated net investment loss of $24,973)      $158,143,633
                                                                          ============

                              '03 Shares      '03 Amount
                             (unaudited)      (unaudited)
CLASS A
Shares sold                  5,412,679       $54,126,890
Less shares repurchased        (45,267)         (451,906)
                             ---------       -----------
  Net increase               5,367,412       $53,674,984
                             =========       ===========
CLASS B
Shares sold                  7,402,817       $74,028,272
Less shares repurchased        (33,750)         (336,621)
                             ---------       -----------
  Net increase               7,369,067       $73,691,651
                             =========       ===========
CLASS C
Shares sold                  3,538,493       $35,385,025
Less shares repurchased        (38,734)         (384,440)
                             ---------       -----------
  Net increase               3,499,759       $35,000,585
                             =========       ===========


6     The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              3/3/03
                                                                to
                                                             6/30/03
                                                           (unaudited)
CLASS A
Net asset value, beginning of period                        $ 10.00
                                                            -------
Increase from investment operations:
 Net investment income                                      $  0.01
 Net realized and unrealized loss on investments              (0.26)
                                                            -------
  Net decrease from investment operations                   $ (0.25)
                                                            -------
Net decrease in net asset value                             $ (0.25)
                                                            -------
Net asset value, end of period                              $  9.75
                                                            =======
Total return*                                                 (2.50)%
Ratio of net expenses to average net assets+                   1.26%**
Ratio of net investment income to average net assets+          0.42%**
Portfolio turnover rate                                          19%**
Net assets, end of period (in thousands)                    $52,325
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.25%**
 Net investment income                                         0.43%**

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.     7

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            3/3/03
                                                              to
                                                            6/30/03
                                                          (unaudited)
CLASS B
Net asset value, beginning of period                       $  10.00
                                                           --------
Decrease from investment operations:
 Net investment loss                                       $  (0.01)
 Net realized and unrealized loss on investments              (0.25)
                                                           --------
  Net decrease from investment operations                  $  (0.26)
                                                           --------
Net decrease in net asset value                            $  (0.26)
                                                           --------
Net asset value, end of period                             $   9.74
                                                           ========
Total return*                                                 (2.60)%
Ratio of net expenses to average net assets+                   1.98%**
Ratio of net investment loss to average net assets+           (0.34)%**
Portfolio turnover rate                                          19%**
Net assets, end of period (in thousands)                   $ 71,743
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.98%**
 Net investment loss                                          (0.34)%**

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


8     The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            3/3/03
                                                              to
                                                            6/30/03
                                                          (unaudited)
CLASS C
Net asset value, beginning of period                       $  10.00
                                                           --------
Decrease from investment operations:
 Net investment loss                                       $  (0.01)
 Net realized and unrealized loss on investments              (0.25)
                                                           --------
  Net decrease from investment operations                  $  (0.26)
                                                           --------
Net decrease in net asset value                            $  (0.26)
                                                           --------
Net asset value, end of period                             $   9.74
                                                           ========
Total return*                                                 (2.60)%
Ratio of net expenses to average net assets+                   1.95%**
Ratio of net investment loss to average net assets+           (0.30)%**
Portfolio turnover rate                                          19%**
Net assets, end of period (in thousands)                   $ 34,076
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.95%**
 Net investment loss                                          (0.30)%**

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.     9

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

Pioneer Protected Principal Plus Fund II (the Fund) was organized as a Delaware trust on February 13, 2002 and is a diversified portfolio of Pioneer Protected Principal Trust, which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as a open-end management investment company. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), has paid all organizational costs of the Fund.

The life of the Fund is divided into three phases: an Offering Period (which ended on May 30, 2003), a Guarantee Period (from June 13, 2003 to June 4, 2010 (the "Maturity Date")), and a Post-Guarantee Period, which begins on or about June 5, 2010. During the Guarantee Period, the Fund's investment objective is capital preservation in order to have a net asset value on the Maturity Date at least equal to the "Guaranteed Amount". Each shareowner's Guaranteed Amount will be equal to the initial amount invested (net of any initial sales charges) plus a minimum cumulative increase on such amount (14.0% on Class A Shares and 8.75% on Class B and C Shares), less any extraordinary expenses. In order to receive the Guaranteed Amount, shareowners must maintain their initial investment, not redeem any shares for seven years and reinvest all dividends and distributions. The Fund also seeks capital appreciation as a secondary objective during the Guarantee Period. During the Post-Guarantee Period, the Fund's investment objective will be long-term growth of capital. During the Post-Guarantee Period, the Fund's net asset value will fluctuate and may decline below the Guaranteed Amount.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. All discounts/premiums are accreted/amortized for financial reporting purposes. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

B.  Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. There were no distributions paid during the period ended June 30, 2003.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano earned $253,533 in underwriting commissions on the sale of Fund shares during the period ended June 30, 2003.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2.  Management Agreement

The Fund pays PIM a fee for managing the Fund and to cover the cost of providing certain services to the Fund. PIM's annual fee during the Guarantee Period and the Post-Guarantee Period is equal to 0.65% of the Fund's average daily net assets (0.70% if not investing in an underlying Pioneer fund). If the Fund is required by the terms of the Financial Guarantee Agreement (see Note 3) to invest all of the Fund's assets in a defeasance portfolio consisting entirely of zero coupon U.S. government securities and cash, PIM's fee will be reduced to 0.20% of average daily net assets. During the Offering Period, and between the Offering Period and the Guarantee Period, PIM's annual fee was equal to 0.25% of the Fund's average daily net assets. Accordingly, the combined aggregate management fee for the period ended June 30, 2003 was 0.11% (0.35% annualized) of the Fund's average daily net assets. The fee is normally computed daily and paid monthly. PIM has contractually agreed not to impose all or a portion of its management fee and, if necessary, to assume other operating expenses of the Fund, to the extent necessary to limit Fund expenses to 2.10%, 2.85% and 2.85% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. PIM may subsequently recover reimbursed expenses (within three years of being incurred) from the Fund if the expense ratio is less than the expense limitation.

Pioneer has agreed to modify the expense limitation that would apply only in the event the Fund is required by the Financial Guarantee Agreement to invest exclusively in a defeasance portfolio. In that event, Pioneer would waive its entire management fee and limit the Fund's other expenses, on an annual basis, to 0.12% for Class A shares, 0.87% for Class B shares and 0.87% for Class C shares. This arrangement may be modified in the future to the extent the Fund's maximum permitted equity allocation under the Financial Guarantee Agreement after that modification exceeds 17.5%.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

The Fund may invest in one or more affiliated mutual funds managed by PIM. PIM has contractually agreed to waive its management fee by the amount of any management fees received indirectly as a result of the Fund's investment in another Pioneer mutual fund.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2003, $93,462 was payable to PIM related to management fees, administrative fees and certain other services.

3.  Financial Guarantee Agreement

The Fund has obtained an insurance policy from and has entered into a Financial Guarantee Agreement with Ambac Assurance Corporation (together, the "Financial Guarantee") to against the Fund having insufficient assets to meet its undertaking to redeem shares at the Guaranteed Amount on the Maturity Date. The value, if any of the Financial Guarantee, to the Fund and/or its shareowners, is not determinable until the Maturity Date, as described in Note 1. The Fund, and not the Fund's shareowners, is the holder of the Financial Guarantee, which will enable the Fund, assuming that Ambac Assurance Corporation does not default on its obligations, to pay redemption proceeds on the Maturity Date for the Guaranteed Amount discussed in Note 1. Ambac Assurance Corporation will be required to fund the amount of any shortfall from the Guaranteed Amount on the Maturity Date, whether or not shareowners redeem their shares on the Maturity Date. If the Fund fails to comply with certain covenants in the Financial Guarantee Agreement, the Fund may be required to invest all of its assets in a defeasance portfolio as described in Note 2. The Fund's Board of Trustees and PIM will be able to amend the terms of the Financial Guarantee at any time without shareowner approval, subject to the agreement of Ambac Assurance Corporation. The Fund will pay Ambac Assurance Corporation an annual fee equal to 0.80% of the average daily net assets of the Fund during the Guarantee Period for providing the Financial Guarantee. During the Guarantee Period, shareowners may request a free copy of the most recent quarterly report annual report of Ambac Financial Group, Inc., of which Ambac Assurance Corporation is a wholly-owned subsidiary.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $4,597 in transfer agent fees payable to PIMSS at June 30, 2003.

5.  Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $105,445 in distribution fees payable to PFD at June 30, 2003.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the period ended June 30, 2003, CDSCs of $11,702 were paid to PFD.

6.  Expense Offsets

The Fund has entered into certain directed brokerage and expense offset arrangements resulting in a reduction in the Fund's total expenses. For the period ended June 30, 2003, expenses were reduced by $931 under such arrangements.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

7.  Affiliated Companies

The Fund's investments in companies controlled by PIM are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund as of June 30, 2003:

------------------------------------------------------------------------------------------------------
                                                                              Net
                  Shares   Purchases      Sales       Shares   Dividend    Realized
   Affiliates     3/3/03    (shares)     (shares)    6/30/03    Income    Gain (Loss)       Value
------------------------------------------------------------------------------------------------------
  Pioneer Fund     --       850,978     (134,217)    716,761   $93,304     $ (77,127)   $23,667,455
------------------------------------------------------------------------------------------------------

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood*                          Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

*Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*

For anyone under age 70 1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*

Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*

A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*

Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*

The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*

Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA

The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan

Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan

Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)

Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan

Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)

Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends

Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus. For information on other Pioneer mutual funds, including charges and expenses, call 800-225-6292 and request a prospectus. Please read it carefully before investing or sending money.


[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street                                                    14004-00-0803
Boston, Massachusetts 02109             (C) 2003 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these
controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to
the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Plus Fund II


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.